VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts of the major assets and liabilities of consolidated VIEs, excluding immaterial line items and intercompany balances

	December 31,	December 31,
	2024	2025
Cash	$79,220	$17,737
Project assets	150,919	306,795
Property, plant and equipment, net	314,319	374,043
Solar power and battery energy storage systems, net	718,585	320,339
Other assets	90,139	536,407
Total assets	$1,353,182	$1,555,321

Short-term borrowings	$85,531	$37,341
Long-term borrowings	495,477	639,545
Other liabilities	241,793	265,987
Total liabilities	$822,801	$942,873

Redeemable non-controlling interests	$62,650	$173,184